Income Taxes - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 03, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Amount of unrecognized deferred tax liability, reinvested earnings of foreign subsidiaries	$ 18
Reinvested earnings of foreign subsidiaries	670
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	118	$ 358
Domestic tax credits	21	176
Deferred tax assets, valuation allowance	28	70
Unrecognized tax benefits, income tax penalties and interest accrued	3
Unrecognized tax benefits	31	30		$ 31
Decrease in unrecognized tax benefits is reasonably possible	10
CIT Group Inc.
Operating Loss Carryforwards [Line Items]
Deferred tax liabilities			$ 300
Domestic Tax Authority | Internal Revenue Service (IRS)
Operating Loss Carryforwards [Line Items]
Domestic tax credits	16
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	98
Operating loss carryforwards	1,730
Domestic tax credits	5
Deferred tax assets, valuation allowance	28
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	20
Operating loss carryforwards	$ 85
Deferred tax assets, valuation allowance		$ 3